Nature of Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nature of Expenses (Details) [Line Items]
Development percentage		13.00%
Selling and marketing expense		$ 842,000
Selling expense	$ 8,800	$ 1,000
Percentage of marketing expenses		50.00%	6.00%
General and administrative expenses	9,400	$ 200
One time expenses	3,700
Professional fees	1,259	$ 523	$ 497
GPS acquisition [member]
Nature of Expenses (Details) [Line Items]
Professional fees	$ 5,700
GPS [Member]
Nature of Expenses (Details) [Line Items]
Percentage of marketing expenses			1.00%